UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            DECEMBER 31, 2003
                                                    ----------------------------

Check here if Amendment  [ ] ;  Amendment Number:
                                                            ---------
       This Amendment  (Check only one.):     [ ]  is a restatement.
                                              [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 SOUND SHORE MANAGEMENT, INC.
                  -----------------------------------------------------
Address:              P.O. BOX 1810
                  -----------------------------------------------------
                      8 SOUND SHORE DRIVE, SUITE 180
                  -----------------------------------------------------
                      GREENWICH, CT  06836
                  -----------------------------------------------------
Form 13F File Number:          028-03697

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 SHANNA S. SULLIVAN
                  -----------------------------------------------------
Title:                VICE PRESIDENT
                  -----------------------------------------------------
Phone:                (203) 629-1980
                  -----------------------------------------------------

Signature, Place, and Date of Signing:

  /s/Shanna S. Sullivan         GREENWICH, CT          FEBRUARY 3, 2003
---------------------------  ---------------------   --------------------
       (Signature)               (City, State)               (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:            Sound Shore Management, Inc.


Number of Other Included Managers:                               0
                                                     ------------------------

Form 13F Information Table Entry Total:                         53
                                                     ------------------------

Form 13F Information Table Value Total:                     $3,380,206
                                                     ------------------------
                                                            (thousands)


List of Other Included Managers:

                                      NONE

               Reporting Manager: Sound Shore Management, Inc., 8 Sound Shore Drive, Suite 180, Greenwich, CT 06836
                                                                                                                          12/31/2003

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              Item 1                 Item 2    Item 3     Item 4   Item 5           Item 6           Item 7        Item 8
          Name of Issuer             Title     Cusip    Mkt. Value Shares    Investment Discretion   Mgrs.    Voting Authority
                                                                             ---------------------            ----------------
                                       of      Number    x $1000             Sole   Shared   Other          Sole   Shared   None
                                     Class                                   (A)      (B)     (C)           (A)     (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------

Aetna Life & Casualty Co.           COMMON    00817Y108   95,065 1,406,700    X                           1,258,700     0   148,000
Altria Group, Inc.                  COMMON    02209S103    1,094    20,100    X                                  0      0    20,100
Ambac Financial Group, Inc          COMMON    023139108   49,711   716,400    X                            639,600      0    76,800
Baxter International Inc            COMMON    071813109  109,143 3,576,100    X                           3,185,800     0   390,300
Berkshire Hathaway, Inc.            COMMON    084670108  175,324     2,081    X                              1,859      0       222
CIGNA Corporation                   COMMON    125509109   82,237 1,430,200    X                           1,279,500     0   150,700
CenturyTel, Inc.                    COMMON    156700106   74,834 2,294,100    X                           2,032,600     0   261,500
Chubb Corporation                   COMMON    171232101  102,661 1,507,500    X                           1,346,300     0   161,200
CitiGroup, Inc.                     COMMON    172967101    1,459    30,053    X                                  0      0    30,053
Citizen's Communications            COMMON    17453B101   65,950 5,310,000    X                           4,721,200     0   588,800
Comerica, Inc.                      COMMON    200340107   60,948 1,087,200    X                            970,600      0   116,600
ConocoPhillips Inc                  COMMON    20825C104   91,673 1,398,100    X                           1,242,500     0   155,600
Countrywide Financial Corp.         COMMON    222372104   30,239   398,666    X                            355,733      0    42,933
Dana Corporation                    COMMON    235811106   71,471 3,894,851    X                           3,453,500     0   441,351
Devon Energy Corporation            COMMON    25179M103   86,171 1,504,900    X                           1,342,800     0   162,100
Electronic Data Systems Co.         COMMON    285661104      491    20,000    X                                  0      0    20,000
Engelhard Corporation               COMMON    292845104    1,668    55,700    X                             46,700      0     9,000
Equifax Incorporated                COMMON    294429105   78,258 3,194,200    X                           2,834,900     0   359,300
Freddie Mac                         COMMON    313400301  114,815 1,968,700    X                           1,757,200     0   211,500
Fannie Mae                          COMMON    313586109    1,404    18,700    X                                  0      0    18,700
Georgia Pacific Corporation         COMMON    373298108  108,081 3,524,000    X                           3,151,000     0   373,000
Halliburton Company                 COMMON    406216101   81,224 3,124,000    X                           2,783,500     0   340,500
Honda Motor Co. Ltd                 COMMON    438128308   72,828 3,236,800    X                           2,886,900     0   349,900
Interpublic Group of Cos.           COMMON    460690100  105,291 6,749,400    X                           6,029,700     0   719,700
KB Home Corporation                 COMMON    48666K109      798    11,000    X                                  0      0    11,000
L-3 Communications Holdings Inc     COMMON    502424104   79,901 1,555,700    X                           1,434,200     0   121,500
Laboratory Corp of America          COMMON    50540R409   88,872 2,405,200    X                           2,141,300     0   263,900
Liberty Media Corporation           COMMON    530718105  120,536 10,137,600   X                           9,022,500     0 1,115,100
MBIA Inc.                           COMMON    55262C100   53,781   908,000    X                            818,400      0    89,600
Marathon Oil Corporation            COMMON    565849106   89,786 2,713,400    X                           2,412,800     0   300,600
McDonald's Corporation              COMMON    580135101   71,528 2,880,700    X                           2,569,300     0   311,400
Merck & Co. Inc.                    COMMON    589331107      665    14,400    X                                  0      0    14,400
Newhall Land & Farming Co.          COMMON    651426108      444    11,000    X                                  0      0    11,000
Nokia Corporation                   COMMON    654902204   80,158 4,715,200    X                           4,186,500     0   528,700
Occidental Petroleum Corp           COMMON    674599105   55,879 1,322,900    X                           1,174,100     0   148,800
Omnicare, Inc.                      COMMON    681904108   71,204 1,762,900    X                           1,577,300     0   185,600
Piper Jaffray Companies             COMMON    724078100      476    11,451    X                             10,213      0     1,238
Presidential Life Corporation       COMMON    740884101      132    10,000    X                                  0      0    10,000
Quest Diagnostics, Inc.             COMMON    74834L100   55,527   759,500    X                            678,100      0    81,400
Republic Services Inc.              COMMON    760759100   73,932 2,884,600    X                           2,582,700     0   301,900
SPX Corporation                     COMMON    784635104  102,812 1,748,200    X                           1,567,000     0   181,200
Safeway, Inc.                       COMMON    786514208   32,422 1,479,800    X                           1,307,500     0   172,300
Sprint Corporation                  COMMON    852061100      484    29,500    X                                  0      0    29,500
TJX Companies, Inc.                 COMMON    872540109      838    38,000    X                                  0      0    38,000
TXU Corporation                     COMMON    873168108   85,807 3,617,500    X                           3,222,500     0   395,000
Textron Incorporated                COMMON    883203101   83,510 1,463,554    X                           1,286,254     0   177,300
Thermo Electron Corporation         COMMON    883556102  100,566 3,990,700    X                           3,575,500     0   415,200
Time Warner, Inc.                   COMMON    887317105   96,263 5,350,900    X                           4,774,800     0   576,100
Tyco International Ltd.             COMMON    902124106  108,586 4,097,600    X                           3,658,700     0   438,900
U.S. Bancorp                        COMMON    902973304   34,101 1,145,100    X                           1,021,300     0   123,800
Watson Pharmaceuticals, Inc.        COMMON    942683103   98,946 2,151,000    X                           1,927,700     0   223,300
Weatherford International Ltd.      COMMON    G95089101   30,931   859,200    X                            767,500      0    91,700
Wells Fargo & Company               COMMON    949746101   99,283 1,685,900    X                           1,506,300     0   179,600

   TOTALS:                             53               3,380,206